Lease - Future lease payments under operating leases as of December 31, 2021 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Year ending December 31,
2023	¥ 53,268
2024	18,967
2025	1,652
2026	803
Total future lease payments	74,690
Less: Imputed interest	(3,433)
Total lease liability balance	¥ 71,257	¥ 105,885